CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Bank deposits pledged		$ 1,223,000